General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 1,259,958	$ 598,629
Marketing	592,837	466,429
Office, administration, and regulatory	4,978,979	2,071,525
Professional fees, advisory, and consulting	4,121,165	2,005,562
Total	$ 10,952,939	$ 5,142,145